Information on remuneration - Remuneration costs of the Executive Committee (Detail) - Executive committee [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation		€ 26,755,003	€ 25,848,741	€ 22,433,827
Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[2]	5,651,996	6,345,576	5,746,347
Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	8,370,406	8,089,063	6,388,667
Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[3]	1,013,128	1,861,803	1,556,514
Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[4]	1,919,839	1,886,963	1,854,129
Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	411,028	408,695	180,077
Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[5],[6]	8,896,369	6,371,297	5,943,782
Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[5]	492,237	885,343	764,311
Stock options [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[5]	€ 0	€ 0	€ 0

[1]	The Executive Committee consisted of 13 members as per December 31, 2018 (2017: 12 members; 2016: 12 members)
[2]	The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.
[3]	The stated amounts mainly concern (share of) allowances to members of the Board of Management that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated
[4]	Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement
[5]	Costs of performance shares, stock options and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of stock options at the end of the lock up period and the value of performance shares and restricted share rights at the vesting/release date
[6]	For 2018, a release of EUR 1,740,520 (2017: EUR 2,469,670; 2016: EUR 0) is included due to non-vesting of performance shares